Equity (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Equity
Share capital	€ 4,005	€ 4,005
Retained earnings	33,209	32,552
Cumulative currency translation differences	1,936	8,081
Other reserves and equity instruments:
Perpetual subordinated bonds	5,000	5,000
Legal reserve	959	959
Reserve for treasury shares	2,782	2,883
Reserve for OCI on cash flow hedging derivatives net of tax effect	42	(612)
Reserve for OCI on defined benefit plans net of tax effect	(94)	(91)
Reserve for OCI on equity-accounted investments	92	28
Reserve for OCI on other investments valued at fair value	104	160
Reserve for convertible bond issue	79	79
Treasury shares	(2,782)	(2,883)
Profit for the year	2,608	2,624
Equity attributable to equity holders of Eni	€ 47,940	€ 52,785